Fair Value of Financial Instruments - Fair Value Measurements (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments
Total assets measured at fair value	$ 113,180	$ 127,927
Level 1
Fair Value of Financial Instruments
Total assets measured at fair value	$ 113,180	127,927
Predecessor
Fair Value of Financial Instruments
Money market funds			$ 101,154
Total assets measured at fair value			101,154
Contingent consideration payable			129,393
Total Liabilities, at fair value			129,393
Predecessor | Level 1
Fair Value of Financial Instruments
Money market funds			101,154
Total assets measured at fair value			101,154
Predecessor | Level 3
Fair Value of Financial Instruments
Contingent consideration payable			129,393
Total Liabilities, at fair value			$ 129,393
Successor
Fair Value of Financial Instruments
Money market funds		127,927
Total assets measured at fair value		127,927
Successor | Level 1
Fair Value of Financial Instruments
Money market funds		127,927
Total assets measured at fair value		$ 127,927